Cover	Jan. 11, 2022	Oct. 12, 2021	Sep. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Amendment Flag	false
City Area Code	312
Local Phone Number	897-4000
Document Period End Date	Jan. 11, 2022
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Entity Emerging Growth Company			false
Entity File Number	000-51948
Entity Tax Identification Number	20-1432284
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	333 West Wacker Drive
Entity Registrant Name	Jones Lang LaSalle Income Property Trust, Inc.
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Written Communications		false
Soliciting Material		false
Entity Central Index Key	0001314152